Fair Value Measurements (Narrative) (Details) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] ILS	Dec. 31, 2013 Foreign Exchange Contract [Member] Other current assets [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Dec. 31, 2013 Foreign Exchange Contract [Member] Accrued expenses and other current liabilities [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount					$ 15,288	$ 5,760	$ 10,512	36,800	$ 12,490
Liability derivatives - Notional amount										72,000	52,900	54,000
Fair value adjustments on derivatives designated as cash flow hedges	$ 173		$ 44